|------------------------------|
                                               |         OMB APPROVAL         |
                                               |------------------------------|
                                               |OMB Number:          3235-0582|
                                               |------------------------------|
                                               |Expires:        March 31, 2012|
                                               |------------------------------|
                                               |Estimated average burden hours|
                                               |per response. .  9.6          |
                                               |------------------------------|


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                               AMENDMENT NO. 1 to

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-22217



Federated Core Trust III

(Exact name of registrant as specified in charter)


4000 Ericsson Drive
Warrendale, PA  15086-7561
(Address of principal executive offices)(Zip code)


John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
(Name and address of agent for service)


 Registrant's telephone number, including area code: 412-288-1900

 Date of reporting period:  7/1/2008 - 6/30/2009



ITEM 1.  PROXY VOTING RECORD.

Federated Project and Trade Finance Core Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the above-named fund was entitled to vote.



 SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



 (Registrant) Federated Core Trust III





                          /S/ J. Christopher Donahue
By
(Signature and Title)*    J. Christopher Donahue
                          President - Principal Executive Officer


Date:                     August 31,2009

* Print the name and title of each signing officer under his or her signature.